Warrant derivative	12 Months Ended
Dec. 31, 2025
Warrant derivative
Warrant derivative

15.Warrant derivative

On July 13, 2022, pursuant to a non-brokered private placement, 10,150,000 units were sold at a purchase price of US$1.50 per unit for gross proceeds of $19,783,500 (US$15,225,000). Each unit included one Common Share and one-half of one Common Share purchase warrant (the “July ‘22 Warrants”). Each whole warrant was exercisable into one Common Share at a price of US$1.75 per Common Share until July 13, 2027. On December 12, 2025, the Company amended the terms of the warrants to change the denomination of the exercise price from US$1.75 to C$2.44. The change in the denomination of the exercise price resulted in the derecognition of the warrant derivative liability and recognition of an equity classified instrument at the fair value as determined on December 12, 2025.

On November 19, 2025, pursuant to a non-brokered private placement, 4,785,674 units were sold at a purchase price of US$2.10 per unit for gross proceeds of $14,110,081 and (US$10,049,915). Each unit included one Common Share and one-half of one Common Share purchase warrant (the “November ‘25 Warrants”). Each whole warrant was exercisable into one Common Share at a price of US$2.65 per Common Share until November 19, 2028.

There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expire unexercised.

A reconciliation of the change in fair value of the warrant derivatives is as follows:

	Fair Value of July ’22 Warrant	Fair Value of November ‘25
	Derivative	Warrant Derivative
	$	$
Balance, December 31, 2023	11,726,728	—
Change in fair value of warrant derivative	135,959	—
Balance, December 31, 2024	11,862,687	—
Recognition of warrant derivative		6,310,328
Change in fair value of warrant derivative	10,205,489	8,756,570
Derecognition of warrant derivative	(22,068,176)	—
Balance, December 31, 2025	—	15,066,898

The estimated fair value of the warrant derivative was determined using the Black-Scholes valuation model using the following assumptions:

	December 31, 2025	December 31, 2024
Risk-free interest rate	2.57%	2.47%
Expected warrant life in years	2.62 years	1.78 years
Expected stock price volatility	133.05%	117.21%
Dividend yield	—	—
Warrants outstanding	2,392,832	5,075,000